Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of product warranty liability

The table below represents the activity in the product warranty accrual included in accrued expenses and other current liabilities on the condensed consolidated balance sheets (in thousands):

	Nine months ended September 30,
	2020	2019
Balance, beginning of period	$	$
Adjustments to existing warranties
Provision for new warranties
Settlement of pre-existing warranties

Balance, end of period	$	$

The table below represents the activity in the product warranty accrual included in accrued expenses and other current liabilities on the consolidated balance sheets (in thousands):

	December 31,
	2018	2019
Balance, beginning of period	$295	$601
Adjustments to existing warranties	(2)	(159)
Provision for new warranties	704	1,430
Settlement of pre-existing warranties	(396)	(807)

Balance, end of period	$601	$1,065